NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2013
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

19.       NON-CONTROLLING INTERESTS

As of December 31, 2013, the Company’s majority-owned subsidiaries and VIEs which are consolidated in the consolidated financial statements but with non-controlling interests recognized mainly include Tujia.com International Co., Ltd (“Tujia”) and ezTravel.

Non-controlling interests include the common shares in the consolidated subsidiaries or VIE subsidiaries and preferred shares issued by the Company’s subsidiaries. The balance is summarized as follows:

	December 31, 2012	December 31, 2013
	RMB	RMB

Tujia*	40,250,981	83,133,600
ezTravel	21,269,409	21,475,705
Others	33,727,148	95,081,123
	95,247,538	199,690,428

* In October 2012 and February 2013, a subsidiary of the Company, Tujia, entered into a series of agreements with C-Travel, a wholly owned subsidiary of the Company, and other institutional investors to issue 70,380,000 Series A redeemable convertible preferred shares (“Series A preferred shares”) with total consideration of US$14.6 million and 33,333,333 Series B redeemable convertible preferred shares (“Series B preferred shares”) with total consideration of US$36.7 million. All of the Series A Preferred Shares and the Series B Preferred Shares issued by Tujia are collectively referred to as the “Preferred Shares”. The Company assessed it has the right to consolidate Tujia after the issuance of Series A and B redeemable convertible preferred shares. The shares held by investors other than Ctrip are recorded as non-controlling interests.